Additional Details Concerning Income Statement (Tables)	12 Months Ended
Dec. 31, 2018
Additional Details Concerning Income Statement [Abstract]
Schedule of additional details concerning income statement
		Year ended December 31
		2018	2017	2016
		NIS in thousands
a	General and administrative expenses:

	Wages and benefits	3,618	4,372	3,744
	Stock-based compensation expenses	316	325	27
	Depreciation and amortization	11	12	19
	Directors fee and directors and officers insurance	1,620	1,313	1,084
	Professional expenses	4,839	5,521	2,326
	Other	1,536	3,181	3,121

		11,940	14,723	10,003
b.	Financial expenses:

	Interest and CPI linkage on borrowings	47,105	60,166	59,786
	Interest and CPI linkage on institutions	-	5,122	-
	Loss (gain) from buy back of notes (see Note 11b2)	4,881	-	(2,319)
	Realization of capital reserves	2,012	-	-
	Other financial expenses (income)	1,716	(952)	2,815

		55,715	64,336	60,282
c.	Financial income:

	Interest on deposits, receivables and loans	1,762	168	-
	Other financial income	39	1,552	2,318

		1,801	1,720	2,318
d.	Earnings per share: (*)

	Basic and diluted earnings per share:

	The earnings and weighted average number of Ordinary shares used in the calculation of the basic earning per share are as follows:
	Profit (loss) from continuing operations	41,910	(105,332)	(113,642)
	Profit (loss) from discontinued operation	(559,743)	(232,703)	(81,188)
	Weighted average number of shares used in computing basic earnings per share (thousands)	9,191	9,191	9,191

(*)	The earnings used in the calculation of all diluted earnings per share are same as those for the equivalent basic earnings per share measures.